ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Summary of the Components of Accumulated Other Comprehensive Income

A summary of the components of Accumulated other comprehensive income (“AOCI”) is presented below:

	Total	Cumulative Foreign Currency Translation Adjustment	Unrealized Gains and Losses on Derivatives and Short-term Investments
December 31, 2015	$4,270	$5,098	$(828)

Other comprehensive income before reclassifications	1,171	1,171	—
Amounts reclassified from AOCI	710	—	710

Net current period other comprehensive income	1,881	1,171	710

December 31, 2016	$6,151	$6,269	$(118)

Other comprehensive loss before reclassifications	(211)	(211)	—
Amounts reclassified from AOCI	119	—	119

Net current period other comprehensive income (loss)	(92)	(211)	119

December 31, 2017	$6,059	$6,058	$1